Schedule of changes in current expected credit losses (Details) $ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Receivables [Abstract]
Opening CECL balance	$ 202	$ 350	$ 473	$ 253
Less: Removal of accounts receivables	(202)	(350)	(473)	(253)
Plus: Provision for CECL	88	202	273	473
Closing CECL balance	$ 88	$ 202	$ 273	$ 473